FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff    Milwaukee, Wisconsin   January 27, 2004
-----------------    --------------------   -----------------
 (Signature)             (City/State)             (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           48

Form 13F Information Table Value Total:     $181,040
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.   NONE


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                                     SADOFF INVESTMENT MANAGEMENT LLC
                                                 FORM 13F

                             Title                                                          Voting Authority
                               of             Value   Shares/  Sh/ Put/ Invstmt Other       -----------------
Name of Issuer               Class   CUSIP   (x$1000) Prn Amt  Prn Call Dscretn Managers    Sole  Shared None
-------------------          -----  -------- -------- -------  --- ---- ------- --------    ----- ------ ----
BIOMET INC.                  COM    090613100    5,391 148,844  SH      Sole              148,844
BROWN SHOE CO.               COM    115736100    4,614 121,650  SH      Sole              121,650
C.R. BARD INC.               COM    067383109    7,528  92,650  SH      Sole               92,650
CITIZENS BANKING             COM    174420109      350  10,700  SH      Sole               10,700
CRANE COMPANY                COM    224399105    4,995 162,500  SH      Sole              162,500
DUKE ENERGY CORP.            COM    264399106      211  10,314  SH      Sole               10,314
EATON CORP.                  COM    278058102    6,566  60,810  SH      Sole               60,810
EATON VANCE INSURED MUNI     COM    27827X101      896  64,500  SH      Sole               64,500
EXXON MOBIL CORP.            COM    30231G102      209   5,100  SH      Sole                5,100
FOOT LOCKER INC.             COM    344849104    4,471 190,650  SH      Sole              190,650
GANNETT INC.                 COM    364730101    7,516  84,300  SH      Sole               84,300
GENERAL ELEC CO.             COM    369604103      325  10,490  SH      Sole               10,490
GENERAL MILLS                COM    370334104   10,870 239,958  SH      Sole              239,958
HERSHEY FOODS                COM    427866108    2,076  26,960  SH      Sole               26,960
IDEX CORP.                   COM    45167R104    4,621 111,100  SH      Sole              111,100
INTERNATIONAL GAME TECH      COM    459902102    6,110 171,140  SH      Sole              171,140
JOHNSON & JOHNSON            COM    478160104      222   4,300  SH      Sole                4,300
KB HOME                      COM    48666K109    6,480  89,350  SH      Sole               89,350
KELLOGG CO.                  COM    487836108   11,925 313,157  SH      Sole              313,157
KNIGHT RIDDER                COM    499040103    4,275  55,250  SH      Sole               55,250
LEE ENTERPRISES              COM    523768109    3,119  71,450  SH      Sole               71,450
LENNAR CORP.                 COM    526057104    9,086  94,650  SH      Sole               94,650
MANDALAY RESORT              COM    562567107      442   9,880  SH      Sole                9,880
MARSHALL & ILSLEY            COM    571834100      274   7,160  SH      Sole                7,160
MCCORMICK & CO.              COM    579780206   10,673 354,584  SH      Sole              354,584
MOTOROLA INCORPORATED        COM    620076109      801  57,180  SH      Sole               57,180
MSDW INSURED MUNI TR         COM    61745P866      555  38,100  SH      Sole               38,100
MSDW QLTY MUNI INCOME TR     COM    61745P734      160  11,250  SH      Sole               11,250
MUNIYIELD INSURED FUND       COM    62630E107    1,367  93,000  SH      Sole               93,000
NEW YORK TIMES               COM    650111107    7,339 153,568  SH      Sole              153,568
NIKE INC.                    COM    654106103    7,726 112,850  SH      Sole              112,850
NUVEEN INSD MUNI OPP FUND    COM    670984103    1,522  94,100  SH      Sole               94,100
NUVEEN INSD PREM INC MUNI FD COM    6706D8104      824  56,300  SH      Sole               56,300
NUVEEN INSD QUAL MUN         COM    67062N103      737  44,200  SH      Sole               44,200
PROGRESS ENERGY INC.         COM    743263105    1,112  24,569  SH      Sole               24,569
PULTE HOMES INC.             COM    745867101    4,985  53,250  SH      Sole               53,250
REEBOK INTL                  COM    758110100    5,153 131,050  SH      Sole              131,050
SMUCKERS                     COM    832696405    5,961 131,619  SH      Sole              131,619
SOUTHERN CO.                 COM    842587107      537  17,739  SH      Sole               17,739
ST JUDE MEDICAL              COM    790849103    8,969 146,190  SH      Sole              146,190
TECO ENERGY INC.             COM    872375100      171  11,880  SH      Sole               11,880
TOLL BROTHERS                COM    889478103    5,473 137,650  SH      Sole              137,650
VARIAN MEDICAL               COM    92220P105    3,956  57,250  SH      Sole               57,250
WASHINGTON POST              COM    939640108    3,690   4,663  SH      Sole                4,663
WELLPOINT HEALTH NETWORK     COM    94973H108      596   6,150  SH      Sole                6,150
WISCONSIN ENERGY CORP.       COM    976657106      408  12,199  SH      Sole               12,199
WPS RESOURCES CORP.          COM    92931B106      291   6,300  SH      Sole                6,300
WRIGLEY WM JR CO.            COM    982526105    5,462  97,176  SH      Sole               97,176

REPORT SUMMARY                48               181,040

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